Summary of Significant Accounting Policies	4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Sep. 30, 2025
Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
(a) Basis of Presentation
The consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.
The consolidated statement of operations for the period from inception to December 31, 2025 reflects all expenses and activities directly attributable to the Company.
(b) Use of Estimates
The preparation of the consolidated financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. On an
on-going
basis, the Company evaluates its estimates, including, but not limited to, those related to liability measured at fair value using the fair value option, and determination of the fair value of its digital assets pursuant to its principal market.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.
(c) Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $152,717,402, primarily consisted of professional service fees, digital asset impairment, change in fair value of refundable investor advances, and other start-up costs. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the consolidated statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the consolidated financial statements. The measure of segment assets are the total assets as reported on the consolidated balance sheets.
(d) Emerging Growth Company Status
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.
(e) Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations.
As of December 31, 2025 and September 30, 2025, the Company had $3,802,903 and $1,761,419 of deferred offering costs, respectively.

(f) Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices from Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.
The Company determined that its current digital asset holdings are out of scope of ASU 2023-08. The Company will reassess the scope of ASU 2023-08 upon changes in facts and circumstances, including consummation of the Proposed Business Combination.
(g) Income Tax
The Company is a U.S. C-Corporation and as such, is a regarded entity for U.S Federal and State taxation and subject to income taxes.
For purposes of these separately issued financial statements, the Company applies the separate return method, under which the Company’s current and deferred income taxes are determined as if the Company filed its income tax returns on a stand-alone basis in each applicable jurisdiction.
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”), for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date. We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, carryback potential if permitted under the tax law, and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes. As of the date of the accompanying consolidated financial statements, the Company recorded a valuation allowance equal to 100% of the Company’s DTAs, as the Company concluded that the amounts are not realizable in the foreseeable future.
The Company records its income taxes receivable and payable based upon its estimated income tax position. Because the Company expects to be in a loss for the current year it has not recorded a current tax receivable or payable. We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority
(h) General and Administrative Expenses
General and administrative expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs.
(i) Fair Value Measurements
The Company accounts for certain assets and liabilities at fair value in accordance with ASC 820 Fair Value Measurement. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques based on the extent to which those inputs are observable in the marketplace. Fair value measurements are classified within the hierarchy based on the lowest level input that is significant to the measurement in its entirety. The three levels of the fair value hierarchy are as follows:
Level 1 – Inputs are based on quoted (unadjusted) prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 – Inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 – Inputs are generally unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. These valuations are determined using model-based techniques, such as discounted cash flow models or option pricing models, and require the use of significant judgment. Unobservable inputs are significant to the fair value measurements in their entirety.
Below summarizes the financial liabilities measure at fair value as of December 31, 2025:

Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995

Total financial liabilities	—	—	764,570,995	764,570,995
There were no financial instruments measured at fair value as of September 30, 2025.

(j) Refundable Investor Advances
Refundable investor advances are accounted for at fair value pursuant to the fair value option and are remeasured at fair value at each reporting date, with changes in fair value recognized on the statement of operations as other (income) expense.

2.	Summary of Significant Accounting Policies

(a)	Basis of Presentation
The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.

The consolidated statement of operations for the six months ended June 30, 2026 reflects all expenses and activities directly attributable to the Company.
In the opinion of management, the condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented.

(b)	Significant Accounting Policies
There have been no material changes to our significant accounting policies from those disclosed in Note 2 — Basis of Presentation and Summary of Significant Accounting Policies of the notes to the consolidated financial statements included elsewhere in this prospectus.
Use of Estimates
The preparation of the condensed consolidated financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to liability measured at fair value using the fair value option, and determination of the fair value of its digital assets pursuant to its principal market.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.
Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $188,134,733, primarily consisted of professional service fees, digital asset impairment, and changes in fair value of refundable investor advances. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the consolidated statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the condensed consolidated financial statements. The measure of segment assets are the total assets as reported on the consolidated balance sheets.
Emerging Growth Company Status
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.
Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations.
As of June 30, 2026 and December 31, 2025, the Company had $6,423,096 and $3,802,903, respectively, of deferred offering costs.
Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices from Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.
Upon consummation of the Proposed Business Combination, the Company will be related parties to Ripple and will no longer be wholly-owned subsidiaries of or controlled by Ripple. Management reassessed the applicability of ASU
2023-08,
Intangibles – Goodwill and Other – Crypto Assets
(Subtopic
350-60),
and determined that the XRP holdings will not meet the scoping criteria of ASC
350-60-15-1f.
As such, the XRP holdings are excluded from the scope of ASC
350-60
and will continue to be accounted for as indefinite-lived intangible assets, measured at historical cost less accumulated impairment.
Income Tax
The Company is a U.S. C-Corporation and as such, is a regarded entity for U.S Federal and State taxation and subject to income taxes.
For purposes of these separately issued financial statements, the Company applies the separate return method, under which the Company’s current and deferred income taxes are determined as if the Company filed its income tax returns on a stand-alone basis in each applicable jurisdiction.
Refundable Investor Advances
Refundable investor advances are accounted for at fair value pursuant to the fair value option and are remeasured at fair value at each reporting date, with changes in fair value recognized on the statement of operations as other (income) expense.

Armada Acquisition Corp II [Member]
Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the period ended September 30, 2025, as filed with the SEC on December 4, 2025. The interim results for the three and nine months ended June 30, 2026 are not necessarily indicative of the results to be expected for the fiscal year ending September 30, 2026, or for any future periods.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used
.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $54,503 and $361,105 and did not have any cash equivalents as of June 30, 2026 and September 30, 2025, respectively.
Cash and Marketable Securities Held in Trust Account
As of June 30, 2026, the assets held in the Trust Account, amounting to $241,164,305, were held primarily in money market funds which invests in U.S. Treasury securities. As of September 30, 2025, the assets held in the Trust Account, amounting to $234,628,166, were held primarily in U.S. Treasury bills.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820 (“ASC 820”), “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature, except for Cash and Marketable securities held in Trust Account as described in Note 8 – Fair Value Measurements below.
Use of Estimates
The preparation of the unaudited condensed financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements. Actual results could differ from those estimates.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of ASC Topic 340-10-S99 “Other Assets and Deferred Costs—SEC Materials” (“ASC 340”) and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering” (“SAB Topic 5A”). Offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Initial Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Class A ordinary shares subject to possible redemption were charged to temporary equity and offering costs allocated to the Private Placement Units and the Public and Private Placement Warrants within the Unit, were charged to shareholders’ deficit as Public and Private Placement Warrants included in the Units, after management’s evaluation are accounted for under equity treatment.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2026 and September 30, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands, and the Company believes it is presently not subject to income taxes or income tax filing requirements in the United States. As such, the Company’s tax provision was zero for the period presented.
Class A Ordinary Shares Subject to Possible Redemption
The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with FASB ASC Topic 480, “Distinguishing Liabilities from Equity”, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value which is equivalent to the pro-rata amount held in the Trust per-share less any permitted withdrawals. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, as of June 30, 2026 and September 30, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s unaudited condensed balance sheets. As of June 30, 2026, the Class A ordinary shares subject to possible redemption reflected in the unaudited condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Class A ordinary shares issuance cost	(14,171,895)
Accretion of carrying value to redemption value	22,365,061

Class A Ordinary Shares subject to possible redemption, September 30, 2025	234,628,166

Plus:
Accretion of carrying value to redemption value	6,536,139

Class A Ordinary Shares subject to possible redemption, June 30, 2026	$241,164,305

Warrant Instruments
The Company accounted for the Public Warrants and Private Placement Warrants issued in connection with the Initial Public Offering and the private placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values. Such guidance provides that the warrants described above will not be precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity in accordance with FASB ASC 480 and FASB ASC 815. As of June 30, 2026, there were 11,500,000 Public Warrants and 355,000 Private Placement Warrants outstanding.
Net Income per Ordinary Share
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share” (“ASC 260”). The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is calculated by dividing the net income by the weighted average ordinary shares outstanding for the respective period. Diluted net income per share attributable to ordinary shareholders adjusts the basic net income per share attributable to ordinary shareholders and the weighted-average ordinary shares outstanding for the potentially dilutive impact of outstanding warrants. However, because the warrants are anti-dilutive, they have been excluded from the calculation of diluted loss per ordinary share for the periods presented.
With respect to the accretion of Class A ordinary shares subject to possible redemption and consistent with ASC Topic 480-10-S99-3 A, the Company treated accretion in the same manner as a dividend paid to the shareholders in the calculation of the net income per ordinary share.

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended June 30, 2026		For the Three Months Ended June 30, 2025		For the Nine Months Ended June 30, 2026		For the Period from October 3, 2024 (Inception) through June 30, 2025
	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable
Basic net income per ordinary share
Numerator:
Allocation of net income	$1,183,366	$441,961	$501,013	$386,133	$1,567,466	$585,414	$267,888	$572,768

Denominator:
Basic weighted average shares outstanding	23,000,000	8,590,000	9,857,143	7,596,957	23,000,000	8,590,000	3,322,222	7,103,193

Basic net income per ordinary share	$0.05	$0.05	$0.05	$0.05	$0.07	$0.07	$0.08	$0.08

	For the Three Months Ended June 30, 2026		For the Three Months Ended June 30, 2025		For the Nine Months Ended June 30, 2026		For the Period from October 3, 2024 (Inception) through June 30, 2025
	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable
Diluted net income per ordinary share
Numerator:
Allocation of net income	$1,183,366	$441,961	$484,702	$402,444	$1,567,466	$585,414	$247,050	$593,606

Denominator:
Diluted weighted average shares outstanding	23,000,000	8,590,000	9,857,143	8,184,286	23,000,000	8,590,000	3,322,222	7,982,556

Diluted net income per ordinary share	$0.05	$0.05	$0.05	$0.05	$0.07	$0.07	$0.07	$0.07

Recent Accounting Pronouncements
The Company does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $361,105 and did not have any cash equivalents as of September 30, 2025.
Cash and Marketable Securities Held in Trust Account
As of September 30, 2025, the assets held in the Trust Account, amounting to $234,628,166, were held primarily in U.S. Treasury bills which mature on December 11, 2025.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820 (“ASC 820”), “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature, except for items as described in Note 8 – Fair Value Measurements below.
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of ASC Topic 340-10-S99 “Other Assets and Deferred Costs - SEC Materials” (“ASC 340”) and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering” (“SAB Topic 5A”). Offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Initial Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Class A ordinary shares subject to possible redemption were charged to temporary equity and offering costs allocated to the Private Placement Units and the Public and Private Placement Warrants within the Unit, were charged to shareholders’ deficit as Public and Private Placement Warrants included in the Units, after management’s evaluation are accounted for under equity treatment.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands, and the Company believes it is presently not subject to income taxes or income tax filing requirements in the United States. As such, the Company’s tax provision was zero for the period presented.
Class A Ordinary Shares Subject to Possible Redemption
The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with FASB ASC Topic 480, “Distinguishing Liabilities from Equity (“, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value which is equivalent to the pro-rata amount held in the Trust per-share, less any permitted withdrawals. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, as of September 30, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet. As of September 30, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Class A ordinary shares issuance cost	(14,171,895)
Accretion of carrying value to redemption value	22,365,061

Class A Ordinary Shares subject to possible redemption, September 30, 2025	$234,628,166

Warrant Instruments
The Company accounts for the Public and Private Placement Warrants issued in connection with the Initial Public Offering and the private placement in accordance with are based on an assessment of the warrant’s specific terms and the guidance contained in FASB ASC Topic 480 and FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values.
Net Income per Ordinary Share
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share” (“ASC 260”). The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per ordinary share is calculated by dividing the net income (loss) by the weighted average ordinary shares outstanding for the respective period. Diluted net income (loss) per share attributable to ordinary shareholders adjusts the basic net income (loss) per share attributable to ordinary shareholders and the weighted-average ordinary shares outstanding for the potentially dilutive impact of outstanding warrants. However, because the warrants are anti-dilutive, they have been excluded from the calculation of diluted income (loss) per ordinary share for the periods presented.
With respect to the accretion of Class A ordinary shares subject to possible redemption and consistent with ASC Topic 480-10-S99-3A, the Company treated accretion in the same manner as a dividend paid to the shareholders in the calculation of the net income (loss) per ordinary share.
The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the period from October 3, 2024 (inception) through September 30, 2025
	Class A - Redeemable	Class A & B - Non-redeemable
Basic net income per ordinary share
Numerator:
Allocation of net income	$933,203	$838,780
Denominator:
Basic weighted average shares outstanding	8,323,204	7,481,056

Basic net income per ordinary share	$0.11	$0.11

	For the period from October 3, 2024 (inception) through September 30, 2025
	Redeemable Class A	Non-redeemable Class A & B
Diluted net income per ordinary share
Numerator:
Allocation of net income	$896,018	$875,965
Denominator:
Diluted weighted average shares outstanding	8,323,204	8,136,934

Diluted net income per ordinary share	$0.11	$0.11

Recent Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07on October 3, 2024, date of incorporation.
The Company does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Pathfinder Digital Assets LLC [Member]
Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

a)	Basis of Presentation
The financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
The statement of operations for the period from inception to December 31, 2025 reflects all expenses and activities directly attributable to the Company.

b)	Use of Estimates
The preparation of the financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to derivatives.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.

c)	Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $907,308, primarily consisted of consulting and accounting fees. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the financial statements. The measure of segment assets are the total assets as reported on the balance sheets.

d)	Emerging Growth Company Status
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.

e)	Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financing is consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the statement of operations.
As of December 31, 2025 and September 30, 2025, the Company had $477,531 and $277,485 of deferred offering costs, respectively.

f)	Income Tax
The Company is treated as a pass-through entity for income tax purposes. As such, the Company does not incur income taxes at the entity level. Instead, its taxable income or loss is included in the tax returns of its Parent. Accordingly, no provision for income taxes has been recorded in these financial statements. The Company evaluates uncertain tax positions in accordance with ASC 740, Income Taxes, and has determined that there are no material uncertain tax positions requiring recognition or disclosure.

g)	General and Administrative Expenses
General and administrative expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs.

h)	Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices on Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed
XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.

i)	Derivative Instruments
The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging. Derivative instruments are recognized as either assets or liabilities on the balance sheet at fair value on the date the derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. Changes in the fair value of derivative instruments are recognized in earnings in the period in which they occur. No amount has been recorded as of December 31, 2025

2.	Summary of Significant Accounting Policies

a)	Basis of Presentation
The condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting.
The statement of operations for the six months ended June 30, 2026 reflects all expenses and activities directly attributable to the Company.
In the opinion of management, the condensed financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented.

b)	Significant Accounting Policies
There have been no material changes to our significant accounting policies from those disclosed in Note 2 — Basis of Presentation and Summary of Significant Accounting Policies of the notes to the financial statements included elsewhere in this prospectus

Use	of Estimates
The preparation of the condensed financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the condensed financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to derivatives.

The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.

Segment	Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $2,218,198, primarily consisted of consulting and accounting fees. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the condensed financial statements. The measure of segment assets are the total assets as reported on the balance sheets.

Emerging	Growth Company Status
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.

Deferred	Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financing is consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the statement of operations.
As of June 30, 2026 and December 31, 2025, the Company had $553,347 and $477,531 of deferred offering costs, respectively.

Digital	Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.

The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices on Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed
XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.